GOODWILL - Cash Generating Units (Details) - Goodwill - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units [line items]
Goodwill	$ 19,210	$ 14,101	$ 14,488
North American residential infrastructure operation
Disclosure of information for cash-generating units [line items]
Goodwill	3,091	3,050
U.S. bulk fiber network
Disclosure of information for cash-generating units [line items]
Goodwill	2,633	0
European residential infrastructure business
Disclosure of information for cash-generating units [line items]
Goodwill	2,335	2,126
North American rail operation
Disclosure of information for cash-generating units [line items]
Goodwill	2,099	2,099
U.S. refined products pipeline system
Disclosure of information for cash-generating units [line items]
Goodwill	1,979	0
Canadian diversified midstream operation
Disclosure of information for cash-generating units [line items]
Goodwill	1,959	1,871
Global intermodal logistics operation
Disclosure of information for cash-generating units [line items]
Goodwill	1,163	1,163
Canadian natural gas gathering and processing operation
Disclosure of information for cash-generating units [line items]
Goodwill	701	669
U.S. colocation data center operation
Disclosure of information for cash-generating units [line items]
Goodwill	669	503
Indian telecom tower operation
Disclosure of information for cash-generating units [line items]
Goodwill	496	523
European hyperscale data center platform
Disclosure of information for cash-generating units [line items]
Goodwill	476	721
Colombian natural gas distribution operation
Disclosure of information for cash-generating units [line items]
Goodwill	472	404
Brazilian regulated gas transmission operation
Disclosure of information for cash-generating units [line items]
Goodwill	463	411
U.K. wireless infrastructure operation
Disclosure of information for cash-generating units [line items]
Goodwill	370	344
Other
Disclosure of information for cash-generating units [line items]
Goodwill	$ 304	$ 217